Gain on Sale of Marketable Securities (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 28, 2025	Mar. 05, 2025	Jun. 04, 2024	Apr. 28, 2025	Dec. 31, 2025	Sep. 30, 2024	Sep. 30, 2025
Gain On Sale Of Marketable Securities
Sale of Stock, Number of Shares Issued in Transaction		264,112		9,735,888	9,735,888		9,735,888
Gain (Loss) on Sale of Investments			$ 114,111
Sale of Stock, Price Per Share	$ 0.001			$ 0.001	$ 18.00		$ 18.00
Debt Conversion, Converted Instrument, Shares Issued	280,534
Sale of Stock, Consideration Received Per Transaction					$ 9,455		$ 9,455
Marketable Securities, Gain (Loss)					$ 104,656		104,656
Marketable Securities						$ 0	$ 281